Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE SOUTHERN COMPANY
Amendment Flag	false
Entity Central Index Key	0000092122
Document Period End Date	Dec. 31, 2025
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	THE SOUTHERN COMPANY
Amendment Flag	false
Entity Central Index Key	0000092122
Document Period End Date	Dec. 31, 2025